UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23959
Capital Group Completion Fund Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Core Bond Completion Fund
Class M
| CBCFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital Group Core Bond Completion Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/CGCBCF-M
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 1	0.00% 2,3
1
Amount less than $1.
2
Amount less than 0.01%
3
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 40
Total number of portfolio holdings	471
Portfolio turnover rate including mortgage dollar roll transactions	327%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	62.15%
Mortgage-backed obligations	16.83%
Asset-backed obligations	13.53%
U.S. Treasury bonds & notes	5.87%
Bonds & notes of governments & government agencies outside the U.S.	3.84%
Municipals	0.45%
TBA sale commitments:
Mortgage-backed obligations	(13.16) %
Short term securities & other assets less liabilities *	10.49%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/CGCBCF-M
.
Important information
To
reduce
fund
expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXSRX-150-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Core Plus Completion Fund
Class M
| CPCPX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital Group Core Plus Completion Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/CPLUCF-M
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 1	0.00% 2,3
1
Amount less than $1.
2
Amount less than 0.01%
3
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 34
Total number of portfolio holdings	418
Portfolio turnover rate including mortgage dollar roll transactions	352%
Portfolio turnover rate excluding mortgage dollar roll transactions	46%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	54.00%
Mortgage-backed obligations	28.20%
Asset-backed obligations	19.78%
Bonds & notes of governments & government agencies outside the U.S.	6.44%
Loans	1.28%
U.S. Treasury bonds & notes	0.82%
Equities:
Common stocks	0.21%
Convertible securities:
Convertible bonds & notes	0.10%
Convertible stocks	0.06%
TBA sale commitments:
Mortgage-backed obligations	(13.86) %
Short term securities & other assets less liabilities	2.97 * %
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/CPLUCF-M
.
Important information
To
reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXSRX-151-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Municipal Income Completion Fund
Class M
| MICOX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital Group Municipal Income Completion Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/CGMICF-M
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 1	0.00% 2,3
1
Amount less than $1.
2
Amount less than 0.01%
3
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 30
Total number of portfolio holdings	80
Portfolio turnover rate	12%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/CGMICF-M
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFMXSRX-152-0826 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Completion Fund Series®
Financial Statements and Other Information N-CSR Items 7-11
for the six months ended June 30, 2026
Lit. No. MFGEFP2-199-0826 © 2026 Capital Group. All rights reserved.

Capital Group Core Bond Completion Fund
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 102.67%	Principal amount (000)	Value (000)
Corporate bonds and notes 62.15%
Financials 20.52%
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(b)	USD200	$208
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (b)	100	101
Apollo Debt Solutions BDC 6.90% 4/13/2029	9	9
Apollo Debt Solutions BDC 5.875% 8/30/2030	8	8
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	8	8
Apollo Debt Solutions BDC 6.55% 3/15/2032	7	7
Athene Global Funding 5.133% 6/1/2029 (a)	29	29
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (b)	42	43
Blackstone Private Credit Fund 4.00% 1/15/2029	4	4
Blackstone Private Credit Fund 5.25% 4/1/2030	4	4
Blackstone Private Credit Fund 6.25% 1/25/2031	14	14
Blackstone Private Credit Fund 5.35% 3/12/2031	4	4
Blackstone Private Credit Fund 5.95% 5/15/2031	14	14
Blackstone Secured Lending Fund 5.90% 5/21/2031	88	87
Block, Inc. 5.625% 8/15/2030 (a)	20	20
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (a)(b)	250	255
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	200	204
Capital One Financial Corp. 4.722% 1/30/2032 (USD-SOFR + 1.15% on 1/30/2031) (b)	180	178
Chubb INA Holdings, LLC 5.00% 3/15/2034	59	59
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	190	191
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (a)(b)	238	238
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (b)	493	495
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (b)	150	150
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (b)	171	171
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (b)	30	30
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (b)	494	491
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	45	44
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (b)	70	70
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (b)	45	45
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	13	13
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	13	13
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	15	15
Guardian Life Global Funding 4.809% 6/1/2031 (a)	35	35
HPS Corporate Lending Fund 6.25% 9/30/2029	21	21
HPS Corporate Lending Fund 5.85% 6/5/2030	21	21
HPS Corporate Lending Fund 6.30% 8/19/2031 (a)	21	21
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	237	225
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (b)	471	481
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	441	444
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	8	7
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	89	92
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	80	79
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (b)	250	247
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (b)	2	2
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	575	572
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	12	12
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	31	30
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (b)	75	75
Navient Corp. 5.625% 8/1/2033	50	41
New York Life Global Funding 5.20% 6/3/2036 (a)	145	145
OneMain Finance Corp. 6.625% 5/15/2029	110	112
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	171	174
Progressive Corp. 4.60% 3/26/2031	15	15
Progressive Corp. 5.15% 3/26/2036	90	90
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (a)	200	199
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (b)	200	196
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	101	102
Truist Financial Corp. 5.281% 4/23/2037 (USD-SOFR + 1.414% 4/23/2036) (b)	130	129
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (b)	206	210

1	Capital Group Completion Fund Series

Capital Group Core Bond Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	USD512	$524
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (b)	540	549
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	42	42
		8,114

Consumer discretionary 7.55%
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	200	206
Amazon.com, Inc. 4.55% 3/13/2033	18	18
Amazon.com, Inc. 4.65% 11/20/2035	22	21
Amazon.com, Inc. 4.875% 3/13/2036	24	24
Amazon.com, Inc. 5.45% 11/20/2055	60	57
Amazon.com, Inc. 5.55% 11/20/2065	25	23
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	34	33
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	27	27
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)	3	3
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)	25	25
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	5	5
Ford Motor Credit Co., LLC 6.798% 11/7/2028	678	700
Ford Motor Credit Co., LLC 4.00% 11/13/2030	310	291
Ford Motor Credit Co., LLC 6.054% 11/5/2031	200	203
Ford Motor Credit Co., LLC 6.532% 3/19/2032	200	207
General Motors Financial Co., Inc. 4.60% 1/8/2031	70	69
General Motors Financial Co., Inc. 5.90% 1/7/2035	83	85
General Motors Financial Co., Inc. 5.45% 1/8/2036	40	40
Home Depot, Inc. 4.95% 6/25/2034	114	114
Hyundai Capital America 4.30% 9/24/2027 (a)	282	281
Hyundai Capital America 4.75% 4/6/2029 (a)	200	200
Marriott International, Inc. 5.35% 3/15/2035	36	36
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	200	207
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	38	37
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	42	42
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	18	18
Toyota Motor Credit Corp. 4.05% 3/13/2029	15	15
		2,987

Utilities 7.20%
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	25	24
DTE Electric Co. 4.85% 3/1/2036	50	49
FirstEnergy Corp. 2.65% 3/1/2030	100	93
Florida Power & Light Co. 5.125% 6/1/2036	50	50
Florida Power & Light Co. 5.75% 6/1/2056	55	55
Georgia Power Co. 5.25% 3/15/2034	119	121
Northern States Power Co. 5.05% 5/15/2035	25	25
Northern States Power Co. 4.85% 5/15/2036	150	148
Pacific Gas and Electric Co. 2.50% 2/1/2031	934	838
PacifiCorp 5.30% 2/15/2031	465	472
PacifiCorp 5.10% 4/15/2031	150	151
PacifiCorp 5.45% 4/15/2033	103	105
PacifiCorp 5.80% 4/15/2036	52	53
PacifiCorp 5.50% 5/15/2054	78	72
Public Service Electric and Gas Co. 5.625% 1/1/2056	9	9
Rio Grande LNG, LLC 5.25% 6/30/2031 (a)	69	69
Southern California Edison Co. 5.15% 6/1/2029	140	142
Southern California Edison Co. 4.80% 3/15/2033	25	25
Southern California Edison Co. 5.20% 6/1/2034	326	323
Union Electric Co. 4.80% 3/15/2036	25	24
		2,848

Capital Group Completion Fund Series	2

Capital Group Core Bond Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services 6.21%
Alphabet, Inc. 4.40% 2/15/2033	USD19	$19
Alphabet, Inc. 4.70% 11/15/2035	15	15
Alphabet, Inc. 4.80% 2/15/2036	26	26
Alphabet, Inc. 5.45% 11/15/2055	30	29
Alphabet, Inc. 5.70% 11/15/2075	35	34
AT&T, Inc. 4.75% 4/30/2033	171	167
AT&T, Inc. 5.40% 2/15/2034	177	179
AT&T, Inc. 4.50% 5/15/2035	22	21
CCO Holdings, LLC 5.125% 5/1/2027 (a)	7	7
CCO Holdings, LLC 4.75% 3/1/2030 (a)	75	71
Charter Communications Operating, LLC 4.40% 4/1/2033	94	87
Charter Communications Operating, LLC 6.55% 6/1/2034	13	13
Charter Communications Operating, LLC 5.85% 12/1/2035	278	269
Charter Communications Operating, LLC 4.80% 3/1/2050	60	45
Charter Communications Operating, LLC 3.90% 6/1/2052	40	25
Charter Communications Operating, LLC 5.25% 4/1/2053	37	29
Charter Communications Operating, LLC 6.70% 12/1/2055	93	89
Charter Communications Operating, LLC 3.95% 6/30/2062	40	24
Comcast Corp. 5.65% 6/1/2054	78	70
Discovery Communications, LLC 3.625% 5/15/2030	2	2
Discovery Global Holdings, Inc. 4.054% 3/15/2029	25	23
Discovery Global Holdings, Inc. 5.05% 3/15/2042	48	35
Discovery Global Holdings, Inc. 5.141% 3/15/2052	3	2
Meta Platforms, Inc. 4.60% 11/15/2032	68	67
Meta Platforms, Inc. 4.875% 5/15/2033	125	124
Meta Platforms, Inc. 4.875% 11/15/2035	134	130
Meta Platforms, Inc. 5.25% 5/15/2036	95	94
Meta Platforms, Inc. 5.50% 11/15/2045	16	15
Meta Platforms, Inc. 5.625% 11/15/2055	130	118
Meta Platforms, Inc. 5.75% 11/15/2065	17	15
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	75	68
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	148	148
T-Mobile USA, Inc. 5.15% 4/15/2034	67	67
T-Mobile USA, Inc. 4.95% 11/15/2035	90	88
Verizon Communications, Inc. 2.355% 3/15/2032	10	9
Verizon Communications, Inc. 4.75% 1/15/2033	38	37
Verizon Communications, Inc. 4.78% 2/15/2035	61	59
Verizon Communications, Inc. 5.25% 4/2/2035	90	90
Verizon Communications, Inc. 5.00% 1/15/2036	47	46
		2,456

Health care 5.80%
Abbott Laboratories 4.30% 3/15/2033	25	24
Abbott Laboratories 4.65% 3/15/2036	48	47
Abbott Laboratories 5.50% 3/15/2056	32	31
AbbVie, Inc. 4.125% 3/15/2031	13	13
AbbVie, Inc. 4.40% 3/15/2033	16	16
AbbVie, Inc. 4.75% 3/15/2036	8	8
AbbVie, Inc. 5.40% 3/15/2054	192	185
AbbVie, Inc. 5.55% 3/15/2056	5	5
Amgen, Inc. 4.20% 2/19/2031	73	72
Amgen, Inc. 4.85% 2/19/2036	42	41
Amgen, Inc. 5.65% 3/2/2053	134	131
Baxter International, Inc. 4.90% 12/15/2030	75	74
Baxter International, Inc. 5.65% 12/15/2035	61	61
Bristol-Myers Squibb Co. 5.55% 2/22/2054	208	203
Centene Corp. 4.625% 12/15/2029	377	366
CVS Health Corp. 5.70% 6/1/2034	179	185
Eli Lilly and Co. 5.10% 2/12/2035	31	31
Gilead Sciences, Inc. 5.55% 10/15/2053	66	65

3	Capital Group Completion Fund Series

Capital Group Core Bond Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
HCA, Inc. 3.625% 3/15/2032	USD58	$54
Humana, Inc. 5.55% 5/1/2035	50	50
Medline Borrower, LP 3.875% 4/1/2029 (a)	90	87
Novartis Capital Corp. 4.60% 3/18/2033	63	62
Pfizer, Inc. 5.60% 11/15/2055	90	89
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	230	243
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	9	9
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	6	6
UnitedHealth Group, Inc. 5.625% 7/15/2054	137	134
		2,292

Information technology 4.05%
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	5	5
Broadcom, Inc. 4.80% 10/15/2034	6	6
CoreWeave, Inc. 9.75% 10/1/2031 (a)	40	40
Fair Isaac Corp. 6.00% 5/15/2033 (a)	25	25
Intel Corp. 3.05% 8/12/2051	5	3
Intel Corp. 5.60% 2/21/2054	33	31
Oracle Corp. 4.55% 2/4/2029	25	25
Oracle Corp. 4.45% 9/26/2030	195	188
Oracle Corp. 4.95% 2/4/2031	84	82
Oracle Corp. 4.80% 9/26/2032	315	300
Oracle Corp. 6.25% 11/9/2032	45	46
Oracle Corp. 5.35% 5/4/2033	62	60
Oracle Corp. 5.50% 8/3/2035	14	13
Oracle Corp. 5.20% 9/26/2035	125	117
Oracle Corp. 5.70% 2/4/2036	118	114
Oracle Corp. 5.875% 9/26/2045	75	66
Oracle Corp. 6.00% 8/3/2055	30	26
Oracle Corp. 5.95% 9/26/2055	65	55
Oracle Corp. 6.70% 2/4/2056	78	73
Oracle Corp. 6.10% 9/26/2065	15	13
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	151	151
Synopsys, Inc. 5.15% 4/1/2035	120	119
Synopsys, Inc. 5.70% 4/1/2055	45	44
		1,602

Energy 3.27%
APA Corp. 4.25% 1/15/2030	113	111
Cheniere Energy Partners, LP 5.35% 11/30/2036 (a)	13	13
Cheniere Energy Partners, LP 6.05% 11/30/2056 (a)	10	10
Ecopetrol SA 8.875% 1/13/2033	95	104
Enterprise Products Operating, LLC 4.60% 1/15/2031	27	27
EOG Resources, Inc. 5.95% 7/15/2055	30	31
Exxon Mobil Corp. 3.452% 4/15/2051	30	21
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	5	5
Noble Finance II, LLC 6.25% 6/15/2034 (a)	22	22
Occidental Petroleum Corp. 6.625% 9/1/2030	15	16
Petroleos Mexicanos 6.50% 3/13/2027	250	252
Petroleos Mexicanos 5.95% 1/28/2031	66	65
Petroleos Mexicanos 6.70% 2/16/2032	375	379
Sunoco, LP 4.50% 5/15/2029	90	88
TotalEnergies Capital SA 5.488% 4/5/2054	49	47
TotalEnergies Capital SA 5.275% 9/10/2054	30	28
Venture Global LNG, Inc. 6.375% 12/15/2034 (a)	20	20
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)	20	20
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	25	26
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	8	8
		1,293

Capital Group Completion Fund Series	4

Capital Group Core Bond Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Industrials 2.85%
Boeing Co. (The) 6.298% 5/1/2029	USD345	$359
CSX Corp. 4.90% 3/15/2055	58	52
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (a)	31	31
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (a)	24	24
Icahn Enterprises, LP 5.25% 5/15/2027	200	198
LG Energy Solution, Ltd. 5.00% 4/2/2029 (a)	200	200
Norfolk Southern Corp. 5.55% 3/15/2034	105	109
Norfolk Southern Corp. 5.35% 8/1/2054	30	28
QXO Building Products, Inc. 6.50% 7/15/2031 (a)	10	10
QXO Building Products, Inc. 6.875% 7/15/2034 (a)	10	10
Sumisho Air Lease Corp. 4.40% 3/24/2028 (a)	20	20
Sumisho Air Lease Corp. 4.50% 3/24/2029 (a)	20	20
Sumisho Air Lease Corp. 4.85% 3/24/2031 (a)	15	15
Union Pacific Corp. 4.95% 5/15/2053	58	52
		1,128

Consumer staples 1.73%
BAT Capital Corp. 6.421% 8/2/2033	166	179
Clorox Co. 4.70% 5/15/2031	17	17
Constellation Brands, Inc. 4.90% 5/1/2033	53	52
Coty, Inc. 6.625% 7/15/2030 (a)	4	4
Coty, Inc. 5.60% 1/15/2031 (a)	31	30
Keurig Dr Pepper, Inc. 5.30% 3/15/2034	23	23
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	22	22
Mars, Inc. 4.80% 3/1/2030 (a)	17	17
Mars, Inc. 5.20% 3/1/2035 (a)	19	19
Mars, Inc. 5.70% 5/1/2055 (a)	13	13
Philip Morris International, Inc. 5.25% 9/7/2028	242	246
Philip Morris International, Inc. 4.625% 10/29/2035	60	58
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	5	5
		685

Real estate 1.69%
Boston Properties, LP 3.25% 1/30/2031	398	369
Boston Properties, LP 5.75% 1/15/2035	50	50
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	120	114
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	35	36
Piedmont Operating Partnership, LP 5.625% 1/15/2033	18	18
Prologis, LP 5.125% 1/15/2034	80	81
		668

Materials 1.28%
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	20	20
Celanese US Holdings, LLC 7.165% 7/15/2027	13	13
Celanese US Holdings, LLC 7.35% 11/15/2028	10	10
Celanese US Holdings, LLC 7.33% 7/15/2029	60	63
Celanese US Holdings, LLC 7.55% 11/15/2030	10	11
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	50	51
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	150	144
Dow Chemical Co. (The) 5.65% 3/15/2036	49	49
Dow Chemical Co. (The) 4.375% 11/15/2042	9	7
Dow Chemical Co. (The) 4.80% 5/15/2049	80	64
Dow Chemical Co. (The) 5.60% 2/15/2054	29	26
LYB International Finance III, LLC 5.125% 1/15/2031	3	3

5	Capital Group Completion Fund Series

Capital Group Core Bond Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
LYB International Finance III, LLC 5.50% 3/1/2034	USD4	$4
LYB International Finance III, LLC 6.15% 5/15/2035	6	6
LYB International Finance III, LLC 5.875% 1/15/2036	36	36
		507
Total corporate bonds and notes		24,580
Mortgage-backed obligations 16.83%
Federal agency mortgage-backed obligations 6.82%
Government National Mortgage Assn. 3.50% 7/1/2056 (c)(d)	220	198
Government National Mortgage Assn. 4.00% 7/1/2056 (c)(d)	245	228
Government National Mortgage Assn. 4.50% 7/1/2056 (c)(d)	500	480
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (c)(d)	1,153	921
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (c)(d)	854	870
		2,697

Commercial mortgage-backed securities 5.29%
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (c)	203	208
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.453% 12/15/2056 (c)(e)	300	313
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (c)(e)	300	311
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(e)	100	102
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (a)(c)	100	101
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (a)(c)(e)	149	149
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class C, 6.294% 5/15/2043 (a)(c)(e)	100	100
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (a)(c)(e)	96	96
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (a)(c)(e)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(c)(e)	100	102
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(c)(e)	138	140
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (a)(c)(e)	306	305
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (c)(e)	65	67
		2,094

Collateralized mortgage-backed obligations (privately originated) 4.72%
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1, 5.613% 2/25/2065 (a)(b)(c)	122	123
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(b)(c)	129	129
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(e)	88	86
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.142% 10/25/2039 (a)(c)(e)	140	141
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (a)(c)(e)	15	15
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (a)(c)(e)	15	15
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (a)(c)(e)	12	12
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060 (a)(c)(e)	286	253
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.528% 4/25/2042 (a)(c)(e)	50	51
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.078% 10/25/2044 (a)(c)(e)	3	2
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (a)(c)(e)	15	15
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(c)(e)	31	32
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (a)(c)(e)	94	94
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(b)(c)	68	68

Capital Group Completion Fund Series	6

Capital Group Core Bond Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (a)(c)(e)	USD110	$109
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(c)	204	205
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(b)(c)	79	79
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (a)(c)(e)	138	138
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (a)(c)(e)	100	100
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (a)(c)(e)	37	37
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(c)(e)	92	92
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (a)(c)(e)	70	70
		1,866
Total mortgage-backed obligations		6,657
Asset-backed obligations 13.53%
Other asset-backed securities 7.41%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(c)	28	28
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(c)	200	200
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(c)	295	294
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (a)(c)	115	116
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(c)	20	20
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(c)	86	87
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(c)	459	365
Clarus Capital Funding, LLC, Series 2026-1A, Class B, 5.01% 11/20/2034 (a)(c)	100	100
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(c)	217	203
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(c)	73	74
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(c)	228	226
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(c)	100	100
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(c)	100	61
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(c)	100	100
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(c)	6	6
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (a)(c)	30	31
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (a)(c)	250	246
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(c)	126	127
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(c)	70	68
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(c)	229	216
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(c)	112	112
Upstart Securitization Trust, Series 2026-2, Class A2, 4.54% 5/20/2036 (a)(c)	150	150
		2,930

Auto loan 2.83%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028 (a)(c)	365	367
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029 (a)(c)	100	102
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (a)(c)	90	90
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (c)	8	8
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(c)	95	95
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(c)	21	21
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (a)(c)	220	218
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (a)(c)	5	5
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(c)	5	5
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)	130	131
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(c)	77	78
		1,120

7	Capital Group Completion Fund Series

Capital Group Core Bond Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card 2.55%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(c)	USD150	$150
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(c)	560	557
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(c)	100	100
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69% 7/15/2032 (a)(c)	100	100
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (a)(c)	100	101
		1,008

Collateralized loan obligations 0.37%
Marble Point CLO XV, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.706% 7/23/2032 (a)(c)(e)	146	147

Student loan 0.37%
SMB Private Education Loan Trust, Series 2021-A, Class A2B, 1.59% 1/15/2053 (a)(c)	156	144
Total asset-backed obligations		5,349
U.S. Treasury bonds & notes 5.87%
U.S. Treasury 4.92%
U.S. Treasury 3.375% 11/30/2027	— (f)	— (f)
U.S. Treasury 4.00% 6/30/2028	130	130
U.S. Treasury 4.25% 2/28/2029	210	210
U.S. Treasury 4.125% 6/15/2029 (g)	563	562
U.S. Treasury 3.625% 8/31/2029	210	207
U.S. Treasury 4.25% 6/30/2033	40	40
U.S. Treasury 5.00% 5/15/2046	230	232
U.S. Treasury 4.75% 2/15/2056	487	473
U.S. Treasury 5.00% 5/15/2056	93	94
		1,948

U.S. Treasury inflation-protected securities 0.95%
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (h)	24	24
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (h)	78	73
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (h)	170	165
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (h)	3	3
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (h)	17	15
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (g)(h)	103	95
		375
Total U.S. Treasury bonds & notes		2,323
Bonds & notes of governments & government agencies outside the U.S. 3.84%
Latin america government 3.11%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	620	623
United Mexican States 6.00% 5/13/2030	200	206
United Mexican States 6.00% 5/7/2036	200	200
United Mexican States 6.25% 8/27/2037	200	200
		1,229

European government 0.73%
Greece (Hellenic Republic of) 0.75% 6/18/2031	280	288
Total bonds & notes of governments & government agencies outside the U.S.		1,517

Capital Group Completion Fund Series	8

Capital Group Core Bond Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.45%
Illinois 0.41%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	USD25	$24
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031	15	15
City of Chicago, GO Bonds, Series 2026-B, 6.226% 1/1/2032	15	15
City of Chicago, GO Bonds, Series 2026-A, 6.326% 1/1/2033	5	5
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	104	105
		164

New York 0.04%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	10	10
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	5	5
		15
Total municipals		179
Total bonds, notes & other debt instruments (cost: $41,029,000)		40,605
Short-term securities 3.02%	Shares
Money market investments 3.02%
Capital Group Central Cash Fund 3.70% (i)(j)	11,965	1,196
Total short-term securities (cost: $1,196,000)		1,196
Total investment securities 105.69% (cost: $42,225,000)		41,801
TBA sale commitments (13.16)%	Principal amount (000)
Mortgage-backed obligations (13.16)%
Federal agency mortgage-backed obligations (13.16)%
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (c)(d)	USD(218)	(182)
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (c)(d)	(233)	(203)
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (c)(d)	(1,043)	(946)
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (c)(d)	(1,273)	(1,190)
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (c)(d)	(1,610)	(1,543)
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (c)(d)	(886)	(871)
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (c)(d)	(242)	(243)
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (c)(d)	(26)	(27)
		(5,205)
Total TBA sale commitments (proceeds: $5,192,000)		(5,205)
Other assets and liabilities 7.47%		2,953

Net assets 100.00%	$39,549
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	1	9/16/2026	USD241	$(1)
3 Month SOFR Futures	Long	39	3/17/2027	9,356	(27)
2 Year U.S. Treasury Note Futures	Long	56	10/5/2026	11,543	(9)

9	Capital Group Completion Fund Series

Capital Group Core Bond Completion Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
5 Year U.S. Treasury Note Futures	Long	122	10/5/2026	13,060	$37
10 Year Italy Government Bond Futures	Long	2	9/10/2026	273	4
10 Year Euro-Bund Futures	Short	3	9/10/2026	(436)	(4)
10 Year U.S. Treasury Note Futures	Short	35	9/30/2026	(3,846)	(13)
10 Year Ultra U.S. Treasury Note Futures	Short	40	9/30/2026	(4,499)	(57)
20 Year U.S. Treasury Bond Futures	Long	33	9/30/2026	3,745	98
30 Year Ultra U.S. Treasury Bond Futures	Short	3	9/30/2026	(348)	(4)
					$24
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	100	EUR	86	Citibank	7/10/2026	$2
BRL	82	USD	16	Morgan Stanley	7/10/2026	— (f)
BRL	145	USD	28	Goldman Sachs	7/13/2026	— (f)
BRL	81	USD	16	Citibank	7/13/2026	— (f)
BRL	219	USD	43	RBC Capital Markets	7/13/2026	(1)
USD	193	EUR	167	HSBC Bank	7/20/2026	3
						$4
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.186%	Annual	2/18/2027	USD180	$— (f)	$—	$— (f)
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	98	— (f)	—	— (f)
SOFR	Annual	3.5935%	Annual	4/28/2029	710	7	—	7
SOFR	Annual	3.3125%	Annual	10/7/2029	69	1	—	1
SOFR	Annual	3.4445%	Annual	10/7/2029	35	1	—	1
SOFR	Annual	3.455%	Annual	10/7/2029	69	1	—	1
SOFR	Annual	3.551%	Annual	10/7/2029	69	1	—	1
SOFR	Annual	3.4805%	Annual	10/7/2029	35	— (f)	—	— (f)
SOFR	Annual	3.543%	Annual	10/7/2029	35	— (f)	—	— (f)
SOFR	Annual	3.965%	Annual	11/14/2029	198	— (f)	—	— (f)
SOFR	Annual	3.9195%	Annual	11/15/2029	50	— (f)	—	— (f)
SOFR	Annual	3.763%	Annual	12/12/2029	70	— (f)	—	— (f)
SOFR	Annual	3.4415%	Annual	2/28/2030	110	2	—	2
SOFR	Annual	3.7815%	Annual	3/31/2030	61	— (f)	—	— (f)
SOFR	Annual	3.794%	Annual	3/31/2030	31	— (f)	—	— (f)
SOFR	Annual	3.796%	Annual	3/31/2030	31	— (f)	—	— (f)
SOFR	Annual	3.797%	Annual	3/31/2030	16	— (f)	—	— (f)
SOFR	Annual	3.6065%	Annual	5/12/2030	60	1	—	1

Capital Group Completion Fund Series	10

Capital Group Core Bond Completion Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.2175%	Annual	9/18/2030	USD89	$2	$—	$2
SOFR	Annual	3.2145%	Annual	9/18/2030	22	1	—	1
SOFR	Annual	3.2155%	Annual	9/18/2030	22	1	—	1
SOFR	Annual	3.2385%	Annual	9/18/2030	46	1	—	1
SOFR	Annual	3.237%	Annual	10/24/2030	150	4	—	4
SOFR	Annual	3.878%	Annual	11/30/2030	190	— (f)	—	— (f)
SOFR	Annual	3.91177%	Annual	11/30/2030	387	— (f)	—	— (f)
SOFR	Annual	3.563%	Annual	2/2/2031	70	1	—	1
2.7585%	At maturity	U.S. Urban CPI	At maturity	5/6/2031	0	— (f)	—	— (f)
3.403%	Annual	SOFR	Annual	6/17/2031	108	(2)	—	(2)
SOFR	Annual	3.482%	Annual	10/2/2032	128	3	—	3
SOFR	Annual	3.34%	Annual	10/24/2032	110	3	—	3
SOFR	Annual	3.475%	Annual	11/3/2032	160	4	—	4
SOFR	Annual	3.50061%	Annual	11/3/2032	160	4	—	4
SOFR	Annual	3.628%	Annual	1/14/2033	410	7	—	7
SOFR	Annual	3.6715%	Annual	3/23/2033	200	3	—	3
SOFR	Annual	3.821%	Annual	3/31/2033	320	2	—	2
SOFR	Annual	3.717%	Annual	4/20/2033	190	2	—	2
SOFR	Annual	3.6525%	Annual	4/21/2033	540	9	—	9
SOFR	Annual	4.037%	Annual	5/31/2033	140	(1)	—	(1)
SOFR	Annual	3.648%	Annual	10/2/2035	120	3	—	3
SOFR	Annual	3.6775%	Annual	10/8/2035	120	3	—	3
SOFR	Annual	3.663%	Annual	10/9/2035	80	2	—	2
SOFR	Annual	3.504%	Annual	10/24/2035	80	3	—	3
SOFR	Annual	3.66593%	Annual	11/3/2035	120	3	—	3
SOFR	Annual	3.8035%	Annual	1/16/2036	170	2	—	2
SOFR	Annual	4.0655%	Annual	2/15/2036	100	(1)	—	(1)
SOFR	Annual	4.0575%	Annual	5/15/2036	210	(1)	—	(1)
SOFR	Annual	3.73632%	Annual	6/17/2036	116	2	—	2
SOFR	Annual	3.378%	Annual	10/4/2049	204	26	—	26
4.17859%	Annual	SOFR	Annual	11/15/2052	94	— (f)	—	— (f)
4.07464%	Annual	SOFR	Annual	6/17/2056	26	— (f)	—	— (f)
						$100	$—	$100
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL930	$3	$—	$3
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	510	— (f)	—	— (f)
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	110	— (f)	—	— (f)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(2)	—	(2)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	240	(2)	—	(2)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	227	(3)	—	(3)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	222	(3)	—	(3)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(3)	—	(3)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(3)	—	(3)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	300	(3)	—	(3)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	320	(3)	—	(3)
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	460	(3)	—	(3)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	400	(4)	—	(4)

11	Capital Group Completion Fund Series

Capital Group Core Bond Completion Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL400	$(6)	$—	$(6)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	439	(7)	—	(7)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	450	(7)	—	(7)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	105	(1)	—	(1)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	100	(1)	—	(1)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	225	(2)	—	(2)
12.875%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2031	360	(4)	—	(4)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	500	(5)	—	(5)
							$(59)	$—	$(59)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR100	$(3)	$(2)	$(1)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (k) (000)	Value at 6/30/2026 (l) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD5,085	$112	$94	$18
Investments in affiliates (j)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 3.02%
Money market investments 3.02%
Capital Group Central Cash Fund 3.70% (i)	$1,104	$10,478	$10,386	$—	$—	$1,196	$16

Capital Group Completion Fund Series	12

Capital Group Core Bond Completion Fund (continued)
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,354,000, which represented
33.77% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Represents securities transacted on a TBA basis.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Amount less than one thousand.
(g)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $302,000, which represented 0.76% of the net assets of the fund.
(h)	Index-linked bond whose principal amount moves with a government price index.
(i)	Rate represents the seven-day yield at 6/30/2026.
(j)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(l)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
Assn. = Association
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
CPI = Consumer Price Index
EUR = Euros

GO = General Obligation
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury

Refer to the notes to financial statements.

13	Capital Group Completion Fund Series

Capital Group Core Plus Completion Fund
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 110.52%	Principal amount (000)	Value (000)
Corporate bonds and notes 54.00%
Consumer discretionary 9.53%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	USD85	$88
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	20	21
AutoNation, Inc. 5.89% 3/15/2035	75	77
Booking Holdings, Inc. 5.375% 5/7/2036	25	25
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	25	24
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	25	25
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	16	16
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	250	253
Ford Motor Co. 3.25% 2/12/2032	700	617
Ford Motor Co. 5.291% 12/8/2046	58	48
Ford Motor Credit Co., LLC 6.798% 11/7/2028	300	310
Ford Motor Credit Co., LLC 5.80% 3/8/2029	300	303
Ford Motor Credit Co., LLC 5.753% 4/6/2033	200	198
General Motors Financial Co., Inc. 5.45% 1/8/2036	350	349
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	50	50
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	50	47
Newell Brands, Inc. 6.625% 5/15/2032	50	51
Newell Brands, Inc. 7.375% 4/1/2036	50	51
Nissan Motor Acceptance Co., LLC 5.55% 9/13/2029 (a)	250	245
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	5	5
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	100	99
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	325	315
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	25	21
Whirlpool Corp. 7.50% 7/1/2031 (a)	5	5
Whirlpool Corp. 7.875% 7/1/2034 (a)	10	10
		3,253

Financials 8.98%
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	40	40
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	35	35
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	45	43
Aon North America, Inc. 5.45% 3/1/2034	74	76
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	49	48
Ares Capital Corp. 5.25% 4/12/2031	25	24
Ares Strategic Income Fund 5.55% 4/15/2031	73	71
Aretec Group, Inc. 10.00% 8/15/2030 (a)	46	48
Arthur J. Gallagher & Co. 5.15% 2/15/2035	50	50
Block, Inc. 6.00% 8/15/2033 (a)	85	86
Blue Owl Credit Income Corp. 5.80% 3/15/2030	12	12
Blue Owl Credit Income Corp. 6.65% 3/15/2031	9	9
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (a)	16	16
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	250	245
Brown & Brown, Inc. 5.55% 6/23/2035	75	75
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (b)	75	74
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	70	61
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	101	96
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (a)	100	102
FS KKR Capital Corp. 7.50% 8/1/2031	53	53
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	41	40
Golub Capital Private Credit Fund 5.60% 4/15/2031 (a)	17	16
HUB International, Ltd. 7.25% 6/15/2030 (a)	20	21
HUB International, Ltd. 7.375% 1/31/2032 (a)	20	20
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	140	125
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	195	142
Jane Street Group, LLC 7.125% 4/30/2031 (a)	5	5
Jane Street Group, LLC 6.125% 11/1/2032 (a)	10	10
Jane Street Group, LLC 6.75% 5/1/2033 (a)	2	2
Jefferies Financial Group, Inc. 5.50% 2/15/2036	100	97
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (b)	50	49
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	76	75

Capital Group Completion Fund Series	14

Capital Group Core Plus Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Navient Corp. 5.50% 3/15/2029	USD55	$53
Navient Corp. 9.375% 10/15/2031	110	110
Navient Corp. 5.625% 8/1/2033	45	37
OneMain Finance Corp. 6.125% 5/15/2030	250	250
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	35	35
Oxford Finance, LLC 7.75% 5/15/2031 (a)	25	25
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (b)	155	182
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	200	202
RGA Global Funding 4.60% 11/25/2030 (a)	50	49
Starwood Property Trust, Inc. 5.875% 8/15/2029 (a)	20	20
Starwood Property Trust, Inc. 5.75% 1/15/2031 (a)	30	30
Starwood Property Trust, Inc. 6.125% 6/1/2031 (a)	25	25
Synchrony Financial 7.25% 2/2/2033	25	26
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	150	154
		3,064

Communication services 7.59%
CCO Holdings, LLC 5.125% 5/1/2027 (a)	49	49
CCO Holdings, LLC 4.50% 5/1/2032	23	20
CCO Holdings, LLC 7.00% 2/1/2033 (a)	95	93
CCO Holdings, LLC 4.25% 1/15/2034 (a)	177	150
CCO Holdings, LLC 7.375% 2/1/2036 (a)	45	44
Charter Communications Operating, LLC 4.80% 3/1/2050	6	4
Charter Communications Operating, LLC 3.90% 6/1/2052	35	22
Charter Communications Operating, LLC 5.25% 4/1/2053	508	396
Charter Communications Operating, LLC 6.70% 12/1/2055	6	6
Discovery Global Holdings, Inc. 4.054% 3/15/2029	30	30
Discovery Global Holdings, Inc. 5.05% 3/15/2042	67	49
DISH Network Corp. 11.75% 11/15/2027 (a)	125	129
EchoStar Corp. 10.75% 11/30/2029	125	135
Gray Media, Inc. 7.25% 8/15/2033 (a)	70	69
Meta Platforms, Inc. 4.875% 11/15/2035	115	112
Meta Platforms, Inc. 5.50% 11/15/2045	30	28
Meta Platforms, Inc. 5.625% 11/15/2055	64	58
Meta Platforms, Inc. 5.75% 11/15/2065	31	28
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	52	52
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	52	52
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	10	10
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	10	11
Orange 5.00% 1/13/2036 (a)	550	538
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	100	91
Snap, Inc. 6.875% 3/1/2033 (a)	45	44
Space Exploration Technologies Corp. 5.875% 7/15/2036 (a)	150	148
Space Exploration Technologies Corp. 6.65% 7/15/2056 (a)	100	97
Univision Communications, Inc. 9.375% 8/1/2032 (a)	125	127
		2,592

Consumer staples 5.77%
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	100	98
B&G Foods, Inc. 8.00% 9/15/2028 (a)	50	50
BAT Capital Corp. 5.65% 3/16/2052	400	377
Coty, Inc. 5.60% 1/15/2031 (a)	150	146
Imperial Brands Finance PLC 5.50% 7/7/2036 (a)	300	298
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	30	31
Mars, Inc. 5.20% 3/1/2035 (a)	400	402
Philip Morris International, Inc. 4.625% 10/29/2035	500	482

15	Capital Group Completion Fund Series

Capital Group Core Plus Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Post Holdings, Inc. 6.375% 3/1/2033 (a)	USD60	$59
Post Holdings, Inc. 6.25% 10/15/2034 (a)	15	15
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	10	10
		1,968

Energy 4.77%
Antero Resources Corp. 5.40% 2/1/2036	20	20
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	40	40
Borr IHC, Ltd. 8.75% 1/15/2032 (a)	200	196
Cheniere Energy Partners, LP 6.05% 11/30/2056 (a)	32	32
CNX Resources Corp. 7.25% 3/1/2032 (a)	45	46
CNX Resources Corp. 5.875% 3/1/2034 (a)	15	15
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	45	43
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	65	66
FORESEA Holding SA 7.50% 6/15/2030	6	6
Genesis Energy, LP 6.75% 3/15/2034	20	20
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	30	31
Noble Finance II, LLC 8.00% 4/15/2030 (a)	35	36
Noble Finance II, LLC 6.25% 6/15/2034 (a)	30	29
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	40	40
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	20	20
Petroleos de Venezuela SA 6.00% 10/28/2022 (c)	3	1
Petroleos de Venezuela SA 6.00% 5/16/2024 (c)	11	4
Petroleos de Venezuela SA 6.00% 11/15/2026	11	4
Petroleos Mexicanos 8.75% 6/2/2029	185	198
Petroleos Mexicanos 6.84% 1/23/2030	150	154
Pluspetrol SA 8.125% 5/18/2031	8	8
Schlumberger Investment SA 5.15% 5/7/2036	68	68
SM Energy Co. 8.75% 7/1/2031 (a)	75	78
Sunoco, LP 5.625% 3/15/2031 (a)	125	124
Transocean International, Ltd. 8.25% 5/15/2029 (a)	10	10
Transocean International, Ltd. 8.75% 2/15/2030 (a)	18	18
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (a)	15	15
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	85	89
Venture Global LNG, Inc. 6.375% 12/15/2034 (a)	25	25
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)	15	15
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	15	15
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	75	82
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	15	16
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	10	11
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	35	36
YPF SA 8.25% 1/17/2034	15	16
		1,627

Utilities 3.33%
Edison International 4.80% 3/15/2031	40	39
Florida Power & Light Co. 5.80% 3/15/2065	125	124
Florida Power & Light Co. 5.90% 6/1/2066	25	25
Pacific Gas and Electric Co. 4.95% 7/1/2050	150	125
PacifiCorp 5.45% 4/15/2033	100	102
PacifiCorp 5.80% 4/15/2036	167	171
PacifiCorp 2.90% 6/15/2052	75	45
Pampa Energia SA 7.75% 11/14/2037 (a)	40	41
PG&E Corp., junior subordinated, 6.85% 9/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.225% on 9/15/2031) (b)	50	50
Public Service Electric and Gas Co. 5.625% 1/1/2056	25	25
Rio Grande LNG, LLC 5.75% 6/30/2036 (a)	162	161
Rio Grande LNG, LLC 6.15% 6/30/2041 (a)	23	23
Southern California Edison Co. 3.45% 2/1/2052	225	149

Capital Group Completion Fund Series	16

Capital Group Core Plus Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Talen Energy Supply, LLC 6.125% 5/1/2031 (d)	USD15	$15
Talen Energy Supply, LLC 6.375% 5/1/2033 (d)	20	20
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	20	21
		1,136

Information technology 3.16%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	17	17
Beacon Point DC, LLC 6.129% 11/30/2042 (a)	29	29
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	33	33
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	35	34
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	30	28
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	35	37
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	26	26
Intel Corp. 5.60% 2/21/2054	75	70
Oracle Corp. 5.35% 5/4/2033	28	27
Oracle Corp. 5.70% 2/4/2036	96	93
Oracle Corp. 6.55% 2/4/2046	30	28
Oracle Corp. 5.95% 9/26/2055	50	43
Oracle Corp. 6.70% 2/4/2056	43	41
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	225	224
Roper Technologies, Inc. 5.10% 9/15/2035	75	73
Synopsys, Inc. 5.70% 4/1/2055	125	121
UKG, Inc. 6.875% 2/1/2031 (a)	45	44
Unisys Corp. 10.625% 1/15/2031 (a)	85	80
WULF Compute, LLC 7.75% 10/15/2030 (a)	30	32
		1,080

Industrials 2.97%
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	25	25
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	15	15
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	10	10
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	10	10
Boeing Co. (The) 6.528% 5/1/2034	250	272
Boeing Co. (The) 6.858% 5/1/2054	25	28
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	5	5
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	45	45
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	105	110
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	70	72
EquipmentShare.com, Inc. 7.125% 7/1/2034 (a)	55	54
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	50	52
Icahn Enterprises, LP 5.25% 5/15/2027	85	84
QXO Building Products, Inc. 6.875% 7/15/2034 (a)	20	21
Regal Rexnord Corp. 6.40% 4/15/2033	50	53
Reworld Holding Corp. 4.875% 12/1/2029 (a)	50	48
TransDigm, Inc. 6.625% 3/1/2032 (a)	50	51
TransDigm, Inc. 6.75% 1/31/2034 (a)	50	51
TransDigm, Inc. 6.125% 7/31/2034 (a)	8	8
		1,014

Health care 2.91%
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	85	85
Baxter International, Inc. 5.65% 12/15/2035	48	48
Centene Corp. 2.625% 8/1/2031	75	65
CVS Health Corp. 5.45% 9/15/2035	225	228
DaVita, Inc. 6.75% 7/15/2033 (a)	25	26
Elevance Health, Inc. 5.00% 1/15/2036	75	74
Encompass Health Corp. 5.875% 6/1/2034 (a)	20	20
Medline Borrower, LP 3.875% 4/1/2029 (a)	75	73

17	Capital Group Completion Fund Series

Capital Group Core Plus Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	USD21	$20
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	40	41
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	29	26
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	69	69
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	18	18
Tenet Healthcare Corp. 6.75% 5/15/2031	60	61
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	115	89
UnitedHealth Group, Inc. 5.95% 6/15/2055	50	51
		994

Real estate 2.83%
Boston Properties, LP 5.75% 1/15/2035	100	101
Highwoods Realty, LP 5.35% 1/15/2033	40	40
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	100	95
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	20	20
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	30	30
Hudson Pacific Properties, LP 3.25% 1/15/2030	180	157
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	75	74
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (a)	50	51
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (a)	50	51
MPT Operating Partnership, LP 5.00% 10/15/2027	70	68
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	85	87
Piedmont Operating Partnership, LP 5.625% 1/15/2033	13	13
Service Properties Trust 0% 9/30/2027 (a)	55	51
Service Properties Trust 3.95% 1/15/2028	130	127
		965

Materials 2.16%
Ball Corp. 5.50% 9/15/2033	45	45
Canpack Group, Inc. 6.00% 5/15/2031 (a)	200	201
Celanese US Holdings, LLC 7.00% 2/15/2031	10	10
Celanese US Holdings, LLC 7.45% 11/15/2033	100	107
Celanese US Holdings, LLC 7.375% 2/15/2034	20	21
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	50	50
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	50	50
Dow Chemical Co. (The) 5.35% 3/15/2035	10	10
Dow Chemical Co. (The) 5.65% 3/15/2036	105	105
Dow Chemical Co. (The) 4.375% 11/15/2042	27	22
LYB International Finance III, LLC 5.125% 1/15/2031	2	2
LYB International Finance III, LLC 5.50% 3/1/2034	2	2
LYB International Finance III, LLC 5.875% 1/15/2036	16	16
Magnera Corp. 7.25% 11/15/2031 (a)	45	44
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	35	36
Westlake Corp. 6.375% 11/15/2055	15	15
		736
Total corporate bonds and notes		18,429
Mortgage-backed obligations 28.20%
Federal agency mortgage-backed obligations 14.01%
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (e)(f)	324	259
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (e)(f)	415	347
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (e)(f)	40	35
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (e)(f)	285	258
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (e)(f)	80	77
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (e)(f)	1,391	1,396
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (e)(f)	302	241

Capital Group Completion Fund Series	18

Capital Group Core Plus Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (e)(f)	USD1,300	$1,086
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (e)(f)	135	118
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (e)(f)	964	966
		4,783

Commercial mortgage-backed securities 9.87%
Bank Commercial Mortgage Trust, Series 2026-5YR20, Class B, 5.535% 2/15/2059 (e)	175	176
Bank Commercial Mortgage Trust, Series 2026-5YR20, Class C, 6.037% 2/15/2059 (e)(g)	100	100
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (e)(g)	21	21
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2058 (e)	30	30
Benchmark Mortgage Trust, Series 2026-V22, Class C, 5.882% 5/15/2059 (e)(g)	200	199
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (e)(g)	100	102
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (e)(g)	100	102
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (e)(g)	200	206
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 4.997% 6/15/2041 (a)(e)(g)	125	125
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.775% 12/15/2042 (a)(e)(g)	100	100
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 3/15/2045 (a)(e)(g)	75	75
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.775% 3/15/2045 (a)(e)(g)	73	73
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.175% 3/15/2045 (a)(e)(g)	171	171
BX Commercial Mortgage Trust, Series 2026-VLT10, Class B, 5.798% 7/13/2058 (a)(e)(g)	145	141
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.068% 11/15/2041 (a)(e)(g)	141	142
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(e)(g)	250	251
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (a)(e)(g)	362	363
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.725% 12/15/2044 (a)(e)(g)	50	50
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.35%) 5.975% 12/15/2044 (a)(e)(g)	200	201
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.625% 12/15/2044 (a)(e)(g)	50	50
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.565% 5/15/2043 (a)(e)(g)	171	171
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class C, 6.294% 5/15/2043 (a)(e)(g)	100	100
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039 (a)(e)(g)	100	100
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.225% 10/15/2042 (a)(e)(g)	217	218
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (a)(e)(g)	100	100
		3,367

Collateralized mortgage-backed obligations (privately originated) 4.32%
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (a)(e)(g)	71	71
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, (30-day Average USD-SOFR + 3.65%) 7.278% 11/25/2041 (a)(e)(g)	65	66
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.578% 6/25/2042 (a)(e)(g)	73	74
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (a)(e)(g)	77	77
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M2, (30-day Average USD-SOFR + 1.30%) 4.928% 2/25/2046 (a)(e)(g)	68	68
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(b)(e)	71	71

19	Capital Group Completion Fund Series

Capital Group Core Plus Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(b)(e)	USD137	$137
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (a)(e)	50	48
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (a)(e)(g)	100	97
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 6/25/2057 (a)(e)(g)	100	95
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(e)	182	181
Verus Securitization Trust, Series 2024-1, Class B1, 7.909% 1/25/2069 (a)(e)(g)	150	151
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(b)(e)	63	64
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(b)(e)	161	162
Verus Securitization Trust, Series 2025-6, Class A1, 5.417% 7/25/2070 (6.417% on 7/1/2029) (a)(b)(e)	111	112
		1,474
Total mortgage-backed obligations		9,624
Asset-backed obligations 19.78%
Auto loan 10.27%
American Credit Acceptance Receivables Trust, Series 2026-1, Class A, 4.16% 7/12/2029 (a)(e)	36	36
American Credit Acceptance Receivables Trust, Series 2026-1, Class B, 4.24% 4/12/2030 (a)(e)	33	33
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22% 3/19/2029 (a)(e)	3	3
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-1A, Class C, 4.96% 8/20/2030 (a)(e)	100	99
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-4A, Class D, 7.67% 12/20/2032 (a)(e)	100	102
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class B, 4.25% 11/17/2031 (e)	35	35
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (e)	10	10
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (a)(e)	91	91
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(e)	50	50
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class C, 5.28% 8/15/2036 (a)(e)	50	50
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (e)	100	101
Exeter Automobile Receivables Trust, Series 2024-1A, Class C, 5.41% 5/15/2030 (e)	149	150
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (e)	123	122
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22% 10/15/2030 (e)	34	34
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (e)	200	201
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (e)	61	61
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (e)	150	150
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (a)(e)	28	28
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (a)(e)	101	101
GLS Auto Receivables Trust, Series 2026-1A, Class B, 4.22% 8/17/2030 (a)(e)	75	74
GLS Auto Receivables Trust, Series 2026-2A, Class D, 5.38% 1/15/2032 (a)(e)	37	37
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (a)(e)	147	144
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(e)	200	199
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (a)(e)	100	99
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (a)(e)	249	247
Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75% 11/17/2031 (a)(e)	215	209
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (a)(e)	211	211
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (a)(e)	25	25
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (e)	27	27
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (e)	112	112
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (e)	42	42
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (a)(e)	17	16
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (a)(e)	98	98
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (a)(e)	150	150
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (a)(e)	100	100
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (a)(e)	98	99
Westlake Automobile Receivables Trust, Series 2026-1A, Class B, 4.20% 5/15/2031 (a)(e)	90	89
Westlake Automobile Receivables Trust, Series 2026-1A, Class D, 4.75% 7/15/2031 (a)(e)	70	69
		3,504

Capital Group Completion Fund Series	20

Capital Group Core Plus Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities 8.55%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(e)	USD28	$28
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(e)	100	99
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (a)(e)	100	101
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (a)(e)	192	191
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (a)(e)	100	101
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (a)(e)	100	100
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (a)(e)	85	79
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(e)	76	71
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (a)(e)	70	71
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (a)(e)	100	99
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(e)	85	85
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (a)(e)	89	88
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (a)(e)	100	100
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (a)(e)	100	100
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (a)(e)	100	100
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (a)(e)	100	100
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (a)(e)	42	41
OWN Equipment Fund III, Series 2025-2M, Class B, 6.49% 3/27/2034 (a)(e)	93	93
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (a)(e)	100	100
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (a)(e)	76	76
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (a)(e)	43	43
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(e)	200	202
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(e)	66	63
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(e)	87	82
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(e)	238	229
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(e)	115	108
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(e)	117	110
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (a)(e)	111	107
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (a)(e)	73	73
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(e)	78	78
		2,918

Credit card 0.59%
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (a)(e)	100	100
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (a)(e)	100	100
		200

Collateralized loan obligations 0.37%
Basswood Park CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.03%) 4.705% 4/20/2034 (a)(e)(g)	127	127
Total asset-backed obligations		6,749
Bonds & notes of governments & government agencies outside the U.S. 6.44%
Latin america government 5.12%
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (b)	110	88
Brazil (Federative Republic of) 10.00% 1/1/2029	3,847	686
Colombia (Republic of) 5.375% 1/21/2029	200	200
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	385	387
Panama (Republic of) 6.70% 1/26/2036	80	86
United Mexican States 6.25% 8/27/2037	200	200
United Mexican States 5.55% 1/21/2045	100	91
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024 (c)	15	7
Venezuela (Bolivarian Republic of) 9.25% 9/15/2027 (c)	6	3
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028 (c)	4	2
		1,750

21	Capital Group Completion Fund Series

Capital Group Core Plus Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Africa & middle east government 0.80%
Egypt (Arab Republic of) 6.875% 4/30/2040	USD200	$188
Turkey (Republic of) 6.875% 3/17/2036	85	85
		273

European government 0.52%
Hungary (Republic of) 7.625% 3/29/2041	80	95
Romania (Republic of) 6.375% 1/30/2034 (a)	80	81
		176
Total bonds & notes of governments & government agencies outside the U.S.		2,199
Loans 1.28%
Communication services 0.51%
Gray Television, Inc., Term Loan D, First Lien, (3-month USD CME Term SOFR + 3.114%) 6.735% 12/1/2028 (g)(h)	175	175

Information technology 0.31%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (g)(h)	9	9
Finastra USA, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.746% 9/15/2032 (g)(h)	25	23
Finastra USA, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 7.00%) 10.751% 9/15/2033 (g)(h)	25	22
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (g)(h)	50	50
		104

Health care 0.20%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (g)(h)	40	38
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (g)(h)	30	30
		68

Consumer staples 0.12%
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (g)(h)	40	40

Financials 0.07%
Osaic Holdings, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.232% 7/30/2032 (g)(h)	25	25

Materials 0.07%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (g)(h)	25	24
Total loans		436

Capital Group Completion Fund Series	22

Capital Group Core Plus Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.82%
U.S. Treasury 0.82%
U.S. Treasury 4.125% 6/30/2028	USD200	$199
U.S. Treasury 4.125% 6/30/2031	39	39
U.S. Treasury 4.75% 2/15/2056	41	40
		278
Total bonds, notes & other debt instruments (cost: $38,079,000)		37,715
Convertible bonds & notes 0.10%
Information technology 0.10%
Strategy, Inc., convertible notes, 0% 12/1/2029	38	33
Total convertible bonds & notes (cost: $34,000)		33
Convertible stocks 0.06%	Shares
Information technology 0.06%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	500	22
Total convertible stocks (cost: $25,000)		22
Common stocks 0.21%
Utilities 0.14%
Talen Energy Corp. (i)	125	48

Real estate 0.07%
Service Properties Trust REIT	14,583	24
Total common stocks (cost: $67,000)		72
Short-term securities 1.22%
Money market investments 1.22%
Capital Group Central Cash Fund 3.70% (j)(k)	4,158	416
Total short-term securities (cost: $416,000)		416
Total investment securities 112.11% (cost: $38,621,000)		38,258
TBA sale commitments (13.86)%	Principal amount (000)
Mortgage-backed obligations (13.86)%
Federal agency mortgage-backed obligations (13.86)%
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (e)(f)	USD(265)	(248)
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (e)(f)	(3,145)	(3,091)
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (e)(f)	(1,360)	(1,390)
		(4,729)
Total TBA sale commitments (proceeds: $4,715,000)		(4,729)
Other assets and liabilities 1.75%		597

Net assets 100.00%	$34,126

23	Capital Group Completion Fund Series

Capital Group Core Plus Completion Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	171	10/5/2026	USD35,249	$(29)
3 Year Australian Treasury Bond Futures	Long	12	9/16/2026	869	4
5 Year U.S. Treasury Note Futures	Short	82	10/5/2026	(8,778)	(8)
10 Year U.S. Treasury Note Futures	Long	54	9/30/2026	5,934	23
10 Year Ultra U.S. Treasury Note Futures	Short	67	9/30/2026	(7,535)	(95)
20 Year U.S. Treasury Bond Futures	Long	65	9/30/2026	7,377	188
30 Year Ultra U.S. Treasury Bond Futures	Long	2	9/30/2026	232	—(l)
					$83
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	714	BRL	3,714	Goldman Sachs	7/13/2026	$(4)
USD	190	EUR	164	Bank of America	7/20/2026	3
						$(1)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.371%	Annual	10/31/2027	USD700	$6	$—	$6
SOFR	Annual	3.5935%	Annual	4/28/2029	1,370	13	—	13
SOFR	Annual	3.712%	Annual	4/20/2033	380	4	—	4
						$23	$—	$23
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (m) (000)	Value at 6/30/2026 (n) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD3,445	$278	$151	$127
CDX.EM.45	1.00%	Quarterly	6/20/2031	2,320	(41)	(98)	57
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	5,991	131	101	30
CDX.NA.IG.46	1.00%	Quarterly	6/20/2036	922	7	(2)	9
					$375	$152	$223

Capital Group Completion Fund Series	24

Capital Group Core Plus Completion Fund (continued)
Investments in affiliates (k)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 1.22%
Money market investments 1.22%
Capital Group Central Cash Fund 3.70% (j)	$2,530	$7,607	$9,721	$— (l)	$— (l)	$416	$15
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Talen Energy Supply, LLC 6.375% 5/1/2033	04/17/2026	$20	$20	0.06%
Talen Energy Supply, LLC 6.125% 5/1/2031	04/17/2026	15	15	0.04
Total		$35	$35	0.10%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,783,000, which represented
55.04% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Scheduled interest and/or principal payment was not received.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)	Represents securities transacted on a TBA basis.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(i)	Non-income producing.
(j)	Rate represents the seven-day yield at 6/30/2026.
(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Amount less than one thousand.
(m)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(n)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
BRL = Brazilian reais
CLO = Collateralized Loan Obligations
CME = CME Group
EUR = Euros
REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury

Refer to the notes to financial statements.

25	Capital Group Completion Fund Series

Capital Group Municipal Income Completion Fund
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 95.08%	Principal amount (000)	Value (000)
Municipals 95.08%
Alabama 5.70%
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2034	USD500	$557
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	500	528
Southeast Energy Auth., Cooperative Dist., Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	600	650
		1,735

Arizona 0.83%
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041 (a)	60	55
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	200	198
		253

Arkansas 0.55%
Dev. Fin. Auth., Resource Recovery Rev. Bonds (Weyerhaeuser Co. Project), Series 2025, AMT, 3.875% 10/15/2065 (put 10/15/2032)	165	167

California 9.57%
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-A, AMT, 5.00% 5/1/2027	1,205	1,226
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	500	525
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/1/2035)	500	541
Municipal Fin. Auth., Municpal Certs., Series 2025-1, 3.537% 2/20/2041 (b)	425	400
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2030	50	50
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2035	50	32
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2036	5	3
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.50% 9/1/2040	135	136
		2,913

Colorado 3.58%
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	500	483
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A, 4.125% 12/1/2031	615	605
		1,088

District of Columbia 1.68%
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 7/1/2039	500	512

Florida 8.62%
Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2022, 4.25% 5/1/2032	530	535
Botaniko Community Dev. Dist., Special Assessment Bonds, Series 2020, 3.625% 5/1/2040	500	443
City of North Port, West Villages Improvement Dist., Special Assessment Rev. Bonds (Unit of Dev. No. 7), Series 2021, 3.125% 5/1/2031	350	331
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2027	100	101

Capital Group Completion Fund Series	26

Capital Group Municipal Income Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Florida (continued)
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2040	USD420	$423
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.45% 7/1/2037 (put 4/2/2030) (a)	250	253
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.50% 11/1/2037	500	537
		2,623

Georgia 3.91%
City of Atlanta, Airport General Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2027	305	312
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-C, AMT, 4.00% 7/1/2039	615	606
County of Bartow, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Bowen Project), Series 2009, 3.95% 12/1/2032	200	204
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2041	75	67
		1,189

Illinois 3.95%
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.00% 12/1/2040	350	349
City of Chicago, GO Bonds, Series 2024-A, 5.00% 1/1/2043	550	553
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2030	300	299
		1,201

Indiana 0.79%
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2031	205	215
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	25	24
		239

Mississippi 1.65%
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025-A, AMT, 4.375% 2/1/2048 (put 8/2/2027) (a)	500	502

New Hampshire 2.55%
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.946% 2/20/2041 (b)	747	777

New Jersey 0.51%
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	160	156

New York 9.04%
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, AGI, 3.00% 7/15/2036	475	431
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-4, 5.00% 12/15/2031	130	130
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2041	1,000	1,105
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.25% 6/30/2039	1,000	1,083
		2,749

27	Capital Group Completion Fund Series

Capital Group Municipal Income Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
North Carolina 2.99%
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 59-A, 6.25% 1/1/2057	USD775	$876
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Deerfield Episcopal Retirement Community), Series 2016, 3.25% 11/1/2037	35	33
		909

Oklahoma 5.20%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-C, 6.50% 3/1/2057	1,000	1,138
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2040	400	444
		1,582

Pennsylvania 4.95%
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	498	476
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2021, 4.00% 7/1/2030	315	320
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	65	64
Maxatawny Township, Municipal Auth. Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2022-A, 5.00% 1/1/2040	250	259
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2036	385	386
		1,505

Puerto Rico 4.88%
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (c)	100	77
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2027 (c)	200	153
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	500	487
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (b)	193	139
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	856	628
		1,484

Rhode Island 0.39%
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	120	119

South Carolina 2.88%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2042	255	91
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 4.00% 12/1/2030	260	261
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-A, 5.00% 12/1/2035	500	523
		875

Texas 8.67%
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	150	152
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2027	325	332
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	100	102
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.50% 7/15/2036	500	538
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.00% 4/1/2037	410	414

Capital Group Completion Fund Series	28

Capital Group Municipal Income Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Texas (continued)
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.00% 1/1/2029	USD640	$663
Round Rock Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/1/2027	200	206
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2037	230	230
		2,637

Virgin Islands 2.52%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	475	507
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	250	260
		767

Virginia 1.16%
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2040	50	48
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	305	306
		354

Wisconsin 8.51%
Health and Educational Facs. Auth., Rev. Bonds (Capital Lakes, Inc.), Series 2025-B, 4.25% 11/15/2029	500	501
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 5.00% 6/1/2035 (a)	560	572
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	1,000	1,000
Public Fin. Auth., Special Facs. Rev. Bonds (Sky Harbour Capital III, LLC Aviation Facs. Project), Series 2026, AMT, 6.00% 7/1/2060 (put 1/1/2031) (a)	500	515
		2,588
Total bonds, notes & other debt instruments (cost: $28,720,000)		28,924
Short-term securities 3.19%
Municipals 3.19%
Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-C, 3.00% 12/1/2030 (b)	250	250
County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.75% 11/1/2037 (b)	500	500
Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 2.90% 8/1/2044 (b)	100	100
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 3.45% 11/1/2044 (put 11/2/2026) (d)	120	120
		970
Total short-term securities (cost: $970,000)		970
Total investment securities 98.27% (cost: $29,690,000)		29,894
Other assets and liabilities 1.73%		527

Net assets 100.00%	$30,421

29	Capital Group Completion Fund Series

Capital Group Municipal Income Completion Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	6	10/5/2026	USD1,237	$—(e)
5 Year U.S. Treasury Note Futures	Long	8	10/5/2026	856	3
					$3

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,095,000, which represented
6.89% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(c)	Scheduled interest and/or principal payment was not received.
(d)	For short-term securities, the mandatory put date is considered to be the maturity date.
(e)	Amount less than one thousand.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CAB = Capital Appreciation Bonds
Certs. = Certificates
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
GO = General Obligation
Ref. = Refunding
Rev. = Revenue
USD = U.S. dollars

Refer to the notes to financial statements.

Capital Group Completion Fund Series	30

Financial statementsunaudited
Statements of assets and liabilities at June 30, 2026 (dollars in thousands)

	Capital Group Core Bond Completion Fund	Capital Group Core Plus Completion Fund	Capital Group Municipal Income Completion Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$40,605	$37,842	$29,894
Affiliated issuers	1,196	416	—
Cash	54	678	236
Cash collateral pledged for futures contracts	301	30	50
Cash denominated in currencies other than U.S. dollars	1	— *	—
Unrealized appreciation on open forward currency contracts	5	3	—
Bilateral swaps, at value	3	—	—
Unrealized appreciation on unfunded commitments†	—	— *	—
Receivables for:
Sales of investments	6,173	7,651	—
Sales of fund’s shares	152	—	—
Dividends	421	410	337
Services provided by related parties	2	2	2
Variation margin on futures contracts	29	42	—
Variation margin on centrally cleared swap contracts	16	4	—
	48,958	47,078	30,519
Liabilities:
Unrealized depreciation on open forward currency contracts	1	4	—
Bilateral swaps, at value	62	—	—
TBA sale commitments, at value	5,205	4,729	—
Payables for:
Purchases of investments	3,913	7,946	—
Dividends on fund’s shares	163	180	96
Trustees’ deferred compensation	1	— *	— *
Variation margin on futures contracts	54	81	2
Variation margin on centrally cleared swap contracts	2	4	—
Other	8	8	— *
	9,409	12,952	98
Commitments and contingencies†
Net assets at June 30, 2026	$39,549	$34,126	$30,421
Net assets consist of:
Capital paid in on shares of beneficial interest	$40,751	$35,069	$30,140
Total distributable earnings (accumulated loss)	(1,202)	(943)	281
Net assets at June 30, 2026	$39,549	$34,126	$30,421
Investment securities, at cost
Unaffiliated issuers	$41,029	$38,205	$29,690
Affiliated issuers	1,196	416	—
Cash denominated in currencies other than U.S. dollars, at cost	1	— *	— *
Proceeds received on TBA sale commitments	5,192	4,715	—

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class M:	Net assets	$39,549	$34,126	$30,421
	Shares outstanding	4,104	3,507	3,014
	Net asset value per share	$9.64	$9.73	$10.09
*
Amount less than one thousand.
†
Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.

Refer to the notes to financial statements.

31	Capital Group Completion Fund Series

Financial statements (continued)unaudited
Statement of operations for the six months ended June 30, 2026 (dollars in thousands)

	Capital Group Core Bond Completion Fund	Capital Group Core Plus Completion Fund	Capital Group Municipal Income Completion Fund
Investment income:
Income:
Dividends from affiliated issuers	$16	$15	$—
Interest from unaffiliated issuers	846	922	611
	862	937	611
Fees and expenses*:
Transfer agent services	— †	— †	— †
Reports to shareholders	6	4	4
Registration statement and prospectus	11	13	13
Trustees’ compensation	— †	— †	— †
Auditing and legal	10	7	6
Custodian	1	2	— †
Other	10	— †	— †
Total fees and expenses before waivers and/or reimbursements	38	26	23
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursements	38	26	23
Total fees and expenses after waivers and/or reimbursements	—	—	—
Net investment income	862	937	611
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	(12)	(163)	33
Affiliated issuers	—	—	—
Futures contracts	(439)	(403)	(3)
Forward currency contracts	8	(56)	—
Swap contracts	34	(58)	—
Currency transactions	—	(1)	—
	(409)	(681)	30
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(340)	(183)	174
Affiliated issuers	—	—	—
TBA sale commitments	(7)	(7)	—
Futures contracts	40	25	3
Forward currency contracts	4	(10)	—
Swap contracts	29	227	—
	(274)	52	177
Net realized gain (loss) and unrealized appreciation (depreciation)	(683)	(629)	207
Net increase (decrease) in net assets resulting from operations	$179	$308	$818
*
Additional information related to fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Completion Fund Series	32

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Capital Group Core Bond Completion Fund		Capital Group Core Plus Completion Fund		Capital Group Municipal Income Completion Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Period ended December 31,	Six months ended June 30,	Period ended December 31,
	2026[1]	2025	2026[1]	2025[2]	2026[1]	2025[3]
Operations:
Net investment income (loss)	$862	$1,479	$937	$307	$611	$197
Net realized gain (loss)	(409)	9	(681)	(24)	30	(7)
Net unrealized appreciation (depreciation)	(274)	634	52	(101)	177	30
Net increase (decrease) in net assets resulting from operations	179	2,122	308	182	818	220
Dividends and distributions paid or accrued to shareholders	(860)	(1,465)	(1,076)	(358)	(596)	(161)
Net capital share transactions	10,171	513	2	35,068	—	30,140
Total increase (decrease) in net assets	9,490	1,170	(766)	34,892	222	30,199
Net assets:
Beginning of period	30,059	28,889	34,892	—	30,199	—
End of period	$39,549	$30,059	$34,126	$34,892	$30,421	$30,199
1
Unaudited.
2
For the period October 29, 2025, commencement of operations, through December 31, 2025.
3
For the period November 3, 2025, commencement of operations, through December 31, 2025.
Refer to the notes to financial statements.

33	Capital Group Completion Fund Series

Notes to financial statementsunaudited
1. Organization

Capital Group Completion Fund Series (the “series”) was organized on April 16, 2024 as a Delaware statutory trust. The series currently consists of three underlying funds, Capital Group Core Bond Completion Fund, Capital Group Core Plus Completion Fund, and Capital Group Municipal Income Completion Fund (each a “fund” or collectively, the “funds”). The series is registered under the Investment Company Act of 1940 as an open-end management investment company.
Each fund’s investment objectives are as follows:
Capital Group Core Bond Completion Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.
Capital Group Core Plus Completion Fund — Seeks to provide current income and seek maximum total return, consistent with preservation of capital.
Capital Group Municipal Income Completion Fund — Seeks to provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital.
Each fund in the series offers one class of shares. Each share represents an interest in the same investment portfolio, and has pro rata rights as to voting, redemption, dividends and liquidation. Shares of each fund are available for purchase only by or on behalf of separately managed account clients where each funds’ adviser or an affiliate of the adviser has an agreement with the managed account program sponsor, or directly with the client, to provide management or advisory services to the managed account or the program sponsor for its use in managing such account. Shares of each fund are not generally available to the public.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends are declared daily after and determination of each fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. Each fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

Capital Group Completion Fund Series	34

The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series ("Central Funds"), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official on the exchange or market on which such instruments are traded, as of the close of business on the day are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

35	Capital Group Completion Fund Series

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The funds’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of June 30,2026, were as follows (dollars in thousands):
Capital Group Core Bond Completion Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$24,580	$—	$24,580
Mortgage-backed obligations	—	6,657	—	6,657
Asset-backed obligations	—	5,349	—	5,349
U.S. Treasury bonds & notes	—	2,323	—	2,323
Bonds & notes of governments & government agencies outside the U.S.	—	1,517	—	1,517
Municipals	—	179	—	179
Short-term securities	1,196	—	—	1,196
Total	$1,196	$40,605	$—	$41,801
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(5,205)	—	(5,205)

Capital Group Completion Fund Series	36

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$139	$—	$—	$139
Unrealized appreciation on open forward currency contracts	—	5	—	5
Unrealized appreciation on centrally cleared interest rate swaps	—	105	—	105
Unrealized appreciation on bilateral interest rate swaps	—	3	—	3
Unrealized appreciation on centrally cleared credit default swaps	—	18	—	18
Liabilities:
Unrealized depreciation on futures contracts	(115)	—	—	(115)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5)	—	(5)
Unrealized depreciation on bilateral interest rate swaps	—	(62)	—	(62)
Unrealized depreciation on centrally cleared credit default swaps	—	(1)	—	(1)
Total	$24	$62	$—	$86
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Capital Group Core Plus Completion Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$18,429	$—	$18,429
Mortgage-backed obligations	—	9,624	—	9,624
Asset-backed obligations	—	6,749	—	6,749
Bonds & notes of governments & government agencies outside the U.S.	—	2,199	—	2,199
Loans	—	436	—	436
U.S. Treasury bonds & notes	—	278	—	278
Convertible bonds & notes	—	33	—	33
Convertible stocks	22	—	—	22
Common stocks	72	—	—	72
Short-term securities	416	—	—	416
Total	$510	$37,748	$—	$38,258
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(4,729)	—	(4,729)

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$215	$—	$—	$215
Unrealized appreciation on open forward currency contracts	—	3	—	3
Unrealized appreciation on centrally cleared interest rate swaps	—	23	—	23
Unrealized appreciation on centrally cleared credit default swaps	—	223	—	223
Liabilities:
Unrealized depreciation on futures contracts	(132)	—	—	(132)
Unrealized depreciation on open forward currency contracts	—	(4)	—	(4)
Total	$83	$245	$—	$328
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

37	Capital Group Completion Fund Series

Capital Group Municipal Income Completion Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$28,924	$—	$28,924
Short-term securities	—	970	—	970
Total	$—	$29,894	$—	$29,894

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3	$—	$—	$3
Liabilities:
Unrealized depreciation on futures contracts	— †	—	—	— †
Total	$3	$—	$—	$3
*
Futures contracts are not included in the fund’s investment portfolio.
†
Amount less than one thousand.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below. Not all of the risks listed below necessarily apply to each fund.
Market conditions — The prices of, and the income generated by, the securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Capital Group Completion Fund Series	38

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent a fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by a fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.
Alternative minimum tax — A fund may invest in securities that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.
Tax-exempt securities — While the funds seek to purchase securities which bear interest that is exempt from federal income taxes there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the funds’ shares, to decline.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

39	Capital Group Completion Fund Series

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The series’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to a fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, a fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investments in future delivery contracts — A fund may enter into transactions involving future delivery contracts, such as TBA contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When a fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), a fund may or may not hold the types of mortgage-backed securities required to be delivered. A fund may choose to roll these transactions in lieu of settling them.

Capital Group Completion Fund Series	40

When a fund rolls the purchase of these types of future delivery transactions, a fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When a fund rolls the sale of these transactions rather than settling them, a fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of a fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for a fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make a fund more susceptible to certain economic, political or regulatory occurrences. As a result, a fund has greater risk of volatility, and greater risk of loss, from these investments.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

41	Capital Group Completion Fund Series

Nondiversification — A fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if a fund were invested in a larger number of issuers. The value of a funds’ shares can be expected to fluctuate more than might be the case if a fund were more broadly diversified.
Portfolio turnover — A fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. A fund’s portfolio turnover rate may vary from year to year, as well as within a year.
Management — The investment adviser to the funds’ actively manages each fund’s investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls and TBA commitments — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
TBA securities subject to a forward commitment to sell at period end are included in the fund’s investment portfolio under “TBA sale commitments.” The value of these commitments is reflected in the fund’s statement of assets and liabilities as “TBA sale commitments, at value.” If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a gain or loss is realized. If securities under the commitment are delivered, a gain or loss is realized from the sale of the securities based on the price established at the date the commitment was entered into.
Unfunded commitments — Capital Group Core Plus Completion Fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2026, the fund had $16,000 of unfunded bond commitments, which would represent less than 0.01% of the net assets of the fund should such commitments become due. Net unrealized appreciation on unfunded commitments of less than $1,000 is presented in the fund’s statement of assets and liabilities and is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in the fund’s statement of operations.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

Capital Group Completion Fund Series	42

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. The average month-end notional amount of futures contracts while held by Capital Group Core Bond Completion Fund, Capital Group Core Plus Completion Fund, and Capital Group Municipal Income Fund was $46,942,000, $61,287,000, and $1,475,000, respectively.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held by Capital Group Core Bond Completion Fund and Capital Group Core Plus Completion Fund was $499,000 and $960,000, respectively.
Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the funds also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

43	Capital Group Completion Fund Series

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the funds by increasing or decreasing the duration of the fund or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held by Capital Group Core Bond Completion Fund and Core Plus Completion Fund was $6,647,000 and $3,017,000, respectively.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as a protection seller, the funds would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held by Capital Group Core Bond Completion Fund and Core Plus Completion Fund was $3,711,000 and $14,219,000, respectively.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2026 (dollars in thousands):

Capital Group Completion Fund Series	44

Capital Group Core Bond Completion Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$139	Unrealized depreciation*	$115
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	5	Unrealized depreciation on open forward currency contracts	1
Swap (centrally cleared)	Interest	Unrealized appreciation*	105	Unrealized depreciation*	5
Swap (bilateral)	Interest	Bilateral swaps, at value	3	Bilateral swaps, at value	62
Swap (centrally cleared)	Credit	Unrealized appreciation*	18	Unrealized depreciation*	1
			$270		$184

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(439)	Net unrealized appreciation (depreciation) on futures contracts	$40
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	8	Net unrealized appreciation (depreciation) on forward currency contracts	4
Swap	Interest	Net realized gain (loss) on swap contracts	29	Net unrealized appreciation (depreciation) on swap contracts	11
Swap	Credit	Net realized gain (loss) on swap contracts	5	Net unrealized appreciation (depreciation) on swap contracts	18
			$(397)		$73
Capital Group Core Plus Completion Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$215	Unrealized depreciation*	$132
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3	Unrealized depreciation on open forward currency contracts	4
Swap (centrally cleared)	Interest	Unrealized appreciation*	23	Unrealized depreciation*	—
Swap (centrally cleared)	Credit	Unrealized appreciation*	223	Unrealized depreciation*	—
			$464		$136

Refer to the end of the table(s) for footnote(s).

45	Capital Group Completion Fund Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(403)	Net unrealized appreciation (depreciation) on futures contracts	$25
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(56)	Net unrealized appreciation (depreciation) on forward currency contracts	(10)
Swap	Interest	Net realized gain (loss) on swap contracts	15	Net unrealized appreciation (depreciation) on swap contracts	26
Swap	Credit	Net realized gain (loss) on swap contracts	(73)	Net unrealized appreciation (depreciation) on swap contracts	201
			$(517)		$242
Capital Group Municipal Income Completion Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3	Unrealized depreciation*	$— †

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(3)	Net unrealized appreciation (depreciation) on futures contracts	$3
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
†
Amount less than one thousand.
Collateral — Some funds receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral for futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts,centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with each fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
Rights of offset — Funds that hold forward currency contracts and bilateral swaps have enforceable master netting agreements with certain counterparties, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

Capital Group Completion Fund Series	46

The following tables present each fund’s forward currency contracts and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statement of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2026, if close-out netting was exercised (dollars in thousands):
Capital Group Core Bond Completion Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$ — †	$ —	$ —	$ —	— †
Barclays Bank PLC	— †	—	—	—	— †
Citibank	2	—	—	—	2
Goldman Sachs	3	(3)	—	—	—
HSBC Bank	3	—	—	—	3
Morgan Stanley	— †	—	—	—	— †
Total	$8	$ (3)	$ —	$ —	$5
Liabilities:
Bank of America	$4	$ —	$ —	$ —	$4
Barclays Bank PLC	20	—	—	—	20
BNP Paribas	19	—	—	—	19
Citibank	— †	—	—	—	— †
Goldman Sachs	19	(3)	—	—	16
Total	$63	$ (3)	$ —	$ —	$60
Capital Group Core Plus Completion Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$3	$ —	$ —	$ —	$3
Total	$3	$ —	$ —	$ —	$3
Liabilities:
Goldman Sachs	$4	$ —	$ —	$ —	$4
Total	$4	$ —	$ —	$ —	$4
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.

47	Capital Group Completion Fund Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net income and net capital gains each year. Generally, income earned by a municipal bond fund is exempt from federal income taxes; however, a municipal bond fund may earn taxable income from certain investments. The funds are not subject to income taxes to the extent such taxable income and net capital gains are distributed. No federal income tax provision is required to the extent a fund distributes all of its taxable income. To the extent a municipal bond fund recognizes taxable income, the fund may pay tax on such income in lieu of making distributions; amounts paid are included within federal, state and local taxes on the funds’ statements of operations.
As of and during the period ended June 30, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securites within 30 days of purchase; cost of investments sold; net capital losses; income on certain investments and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):
	Capital Group Core Bond Completion Fund	Capital Group Core Plus Completion Fund	Capital Group Municipal Income Completion Fund
As of December 31, 2025
Undistributed ordinary income	$132	$282	$—
Undistributed tax-exempt income	—	—	137
Capital loss carryforward[1]	(471)	(36)	(7)
Capital loss carryforward utilized	92	—	—
As of June 30, 2026
Gross unrealized appreciation on investments	369	590	301
Gross unrealized depreciation on investments	(720)	(639)	(62)
Net unrealized appreciation (depreciation) on investments	(351)	(49)	239
Cost of investments	36,942	33,754	29,658
1
Each fund’s capital loss carryforwards will be used to offset any capital gains realized by each fund in the current year or in subsequent years. Each fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders were as follows (dollars in thousands):

Capital Group Completion Fund Series	48

Capital Group Core Bond Completion Fund
	Six months ended June 30,	Year ended December 31,
Share class	2026	2025
Class M	$860 [3]	$1,465 [3]
Capital Group Core Plus Completion Fund
	Six months ended June 30,	For the period October 29, 2025[2] to December 31,
Share class	2026	2025
Class M	$1,076 [3]	$358 [3]
Capital Group Municipal Income Completion Fund
	Six months ended June 30,	For the period November 3, 2025[2] to December 31,
Share class	2026	2025
Class M	$596 [4]	$161 [4]
2
Commencement of operations.
3
Ordinary income.
4
Tax-exempt income.
7. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Transfer agent services — The series has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each fund. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, each fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for the funds. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2026, total fees and expenses reimbursed by CRMC were $38,000, $26,000 and $23,000 for Capital Group Core Bond Completion Fund, Capital Group Core Plus Completion Fund and Capital Group Municipal Income Completion Fund, respectively. CRMC does not intend to recoup these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred).
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
Investment in CCF — Some of the funds hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the funds’ short-term instruments.CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

49	Capital Group Completion Fund Series

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash during the six months ended June 30, 2026.
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Investment transactions

Each fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the six months ended June 30, 2026, as follows (dollars in thousands):
	Purchases	Sales
Capital Group Core Bond Completion Fund	$99,053	$92,786
Capital Group Core Plus Completion Fund	116,217	111,246
Capital Group Municipal Income Completion Fund	3,847	3,550
10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Capital Group Core Bond Completion Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class M	$10,316	1,060	$—	—	$(145)	(15)	$10,171	1,045
Year ended December 31, 2025
Class M	$513	52	$2	— *	$(2)	— *	$513	52
Capital Group Core Plus Completion Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class M	$2	— *	$—	—	$—	—	$2	— *
For the period October 29, 2025† to December 31, 2025
Class M	$35,068	3,507	$—	—	$—	—	$35,068	3,507
Refer to the end of the table(s) for footnote(s).

Capital Group Completion Fund Series	50

Capital Group Municipal Income Completion Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class M	$—	—	$—	—	$—	—	$—	—
For the period November 3, 2025† to December 31, 2025
Class M	$30,140	3,014	$—	—	$—	—	$30,140	3,014
*
Amount less than one thousand.
†
Commencement of operations.
11. Ownership concentration

As of June 30, 2026, CRMC held 77%, 99%, and 99% of the outstanding shares of Capital Group Core Bond Completion Fund, Capital Group Core Plus Completion Fund, and Capital Group Municipal Income Fund, respectively. The ownership percentages represent the seed money invested in the funds when they began operations. Capital Group Core Bond Completion Fund began operations on September 13, 2024. Capital Group Core Plus Completion Fund began operations on October 29, 2025. Capital Group Municipal Income Fund began operations on November 3, 2025.

51	Capital Group Completion Fund Series

Financial highlights
Capital Group Core Bond Completion Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class M
6/30/2026[4,5]	$9.83	$.24	$(.19 )	$.05	$(.24 )	$—	$(.24 )	$9.64	.49%[6]	$40	.22%[7]	— %[7,8]	4.95%[7]
12/31/2025	9.61	.49	.22	.71	(.49 )	—	(.49 )	9.83	7.61	30.46		— [8]	5.04
12/31/2024[4,9]	10.00	.15	(.39 )	(.24 )	(.15 )	—	(.15 )	9.61	(2.54)[6]	29	.49 [6]	— [6,8]	5.03 [6]

Portfolio turnover rate for all share classes[10,11]	Six months ended June 30, 2026[4,5,6,12]	Year ended December 31, 2025[12]	Period ended December 31, 2024[4,6,9]
Excluding mortgage dollar roll transactions	60%	53%	23%
Including mortgage dollar roll transactions	327%	453%	27%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than 0.01%.
[9]	For the period 9/13/2024, commencement of operations, through 12/31/2024.
[10]	Refer to Note 5 for more information on mortgage dollar rolls.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

Capital Group Completion Fund Series	52

Financial highlights (continued)
Capital Group Core Plus Completion Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class M
6/30/2026[4,5]	$9.95	$.27	$(.18 )	$.09	$(.31 )	$—	$(.31 )	$9.73	2.69%[6]	$34	.15%[7]	— %[7,8]	5.49%[7]
12/31/2025[4,9]	10.00	.09	(.04 )	.05	(.10 )	—	(.10 )	9.95	.52 [6]	35	.54 [6]	— [6,8]	5.11 [6]

Portfolio turnover rate for all share classes[10,11,12]	Six months ended June 30, 2026[4,5,6]	Period ended December 31, 2025[4,6,9]
Excluding mortgage dollar roll transactions	46%	61%
Including mortgage dollar roll transactions	352%	122%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than 0.01%.
[9]	For the period 10/29/2025, commencement of operations, through 12/31/2025.
[10]	Refer to Note 5 for more information on mortgage dollar rolls.
[11]	Rates exclude in-kind transactions, if any.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

53	Capital Group Completion Fund Series

Financial highlights (continued)
Capital Group Municipal Income Completion Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class M
6/30/2026[3,4]	$10.02	$.20	$.07	$.27	$(.20 )	$—	$(.20 )	$10.09	.89%[5]	$30	.15%[6]	— %[6,7]	4.07%[6]
12/31/2025[3,8]	10.01	.07	(.01 )	.06	(.05 )	—	(.05 )	10.02	.63 [5]	30	.62 [5]	— [5,7]	3.79 [5]

Portfolio turnover rate for all share classes[9,10]	Six months ended June 30, 2026[3,4,5]	Period ended December 31, 2025[3,5,8]
Excluding mortgage dollar roll transactions	12%	28%
Including mortgage dollar roll transactions	12%	28%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than 0.01%.
[8]	For the period 11/3/2025, commencement of operations, through 12/31/2025.
[9]	Refer to Note 5 for more information on mortgage dollar rolls.
[10]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

Capital Group Completion Fund Series	54

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

55	Capital Group Completion Fund Series

Approval of Investment Advisory and Service Agreement

At a meeting held in March 2026, the series’ board approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”), with respect to each fund, for an interim period through July 31, 2026. At a meeting held in June 2026, the series’ board approved the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for the series’ agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. The interim and one-year approvals are discussed below on a combined basis. The agreement was amended prior to the March meeting to add the newly formed Capital Group Core Plus Completion Fund and Capital Group Municipal Income Completion Fund. For the Capital Group Core Bond Completion Fund, the initial fund in the series, the board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions and familiarity with CRMC as investment adviser of many other funds, and information furnished to them throughout the year and otherwise provided to them with respect to those other funds, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the manner in which CRMC manages each fund in light of its objective, and the facts that the Core Bond Completion Fund had commenced investment operations in September 2024 and the other funds had more recently been added to the agreement. They compared the Core Bond fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025, while recognizing the fund’s short operational history. They also considered the investment policies and restrictions on the fund reflecting the fact that the fund represents a portion of a broader investment strategy and, in light of the fund’s short operational history, CRMC’s experience in managing similar funds. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee noted that each fund is a completion fund used to facilitate exposure to certain portions of the market as an underlying holding in core bond separately managed accounts, and as such the fund does not pay an advisory fee. They considered the limited other expenses and while such expenses were not borne by the fund, concluded that those expenses were fair and reasonable in relation to the services, and that the fund’s shareholders receive reasonable value in return. The board and the committee noted that CRMC would receive a management fee from participants in the separately managed account program.

Capital Group Completion Fund Series	56

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the American Funds, and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and the committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to those firms, with all such amounts reimbursed to the fund by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity.

57	Capital Group Completion Fund Series

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Completion Fund Series

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 04, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 04, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: September 04, 2026